Provisions - Rollforward of provisions (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 3,398
Other provisions, ending balance	3,209
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	2,887
Additions	307
Amounts utilised	(725)
Unused amounts reversed	(149)
Exchange and other movements	(140)
Other provisions, ending balance	2,180
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	356
Additions	103
Amounts utilised	(128)
Unused amounts reversed	(38)
Exchange and other movements	(58)
Other provisions, ending balance	235
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	605
Additions	20
Amounts utilised	(70)
Unused amounts reversed	(29)
Exchange and other movements	(8)
Other provisions, ending balance	518
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,646
Additions	75
Amounts utilised	(436)
Unused amounts reversed	(38)
Exchange and other movements	(99)
Other provisions, ending balance	1,148
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	280
Additions	109
Amounts utilised	(91)
Unused amounts reversed	(44)
Exchange and other movements	25
Other provisions, ending balance	279
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	511
Net change in expected credit loss provision and other movements	518
Other provisions, ending balance	$ 1,029